Document and Entity Information	Aug. 03, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2023
Entity File Number	001-35000
Entity Registrant Name	Walker & Dunlop, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	80-0629925
Entity Address, Address Line One	7272 Wisconsin Avenue, Suite 1300
Entity Address, Adress Line Two	,
Entity Address, State or Province	MD
Entity Address, City or Town	Bethesda
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	215-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	WD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001497770
Amendment Flag	false